Expense Example - NEW ALTERNATIVES FUND	Apr. 30, 2026 USD ($)
NEW ALTERNATIVES FUND Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
NEW ALTERNATIVES FUND CLASS A SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	458
Expense Example, with Redemption, 3 Years	687
Expense Example, with Redemption, 5 Years	935
Expense Example, with Redemption, 10 Years	$ 1,643